Virtus Insight Trust

101 Munson Street

Greenfield, Massachusetts 01301

May 5, 2015

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Insight Trust

1933 Act/Rule 497(j)

CIK 0001003859

File No. 033-64915 and 811-07447

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on April 29, 2015.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr

cc: Ann Flood